Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events
20.	Subsequent events

On June 9, 2023, QuantaSing Group Limited’s board of directors authorized the repurchase of up to US$20 million of the Company’s common shares in the form of American depositary shares in open market transactions for a period not to exceed 12 months beginning on June 9, 2023. As of June 30, 2023, none ADSs had been repurchased yet under this program. As of October 18, 2023, an aggregate of 1,249,563 ADSs had been repurchased under this program.

On September 14, 2023, the Company signed an agreement with a third party to acquire all the equity interests in Kelly’s Education Limited, an online language education platform headquartered in Hong Kong. Total consideration is HK$2,000. The acquisition was completed on September 28, 2023. The Company also undertakes that after the completion of the acquisition, the Group shall subsequently inject capital of HK$10,000 into Kelly’s Education Limited.

The Group has evaluated subsequent events through October 27 2023, which is the date the consolidated financial statements are issued, with no other material events or transactions identified that should have been recorded or disclosed in the consolidated financial statements.